Consolidated Statement of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Comprehensive Income [Abstract]
Net earnings	$ 1,105	$ 881	$ 1,152
Other comprehensive income (loss):
Amortization of retirement benefit adjustments, net of tax of $40, $99, and $73	70	177	132
Mid-year remeasurement of retirement benefit adjustments and other amendment, net of tax of $-, $52, and $9	0	87	(77)
Remeasurement of retirement benefit adjustments, net of tax of $571, $(419), and $(332)	953	(707)	(723)
Foreign currency translation adjustment, net of tax of $(7), $(4), and $(8)	(4)	14	19
Net gain (loss) on derivative hedging instruments, net of tax of $1, $(1), and $-	(2)	4	(3)
Net unrealized gain (loss) on securities, net of tax of $1, $1, and $(1)	(4)	1	(2)
Total other comprehensive income (loss)	1,013	(424)	(654)
Comprehensive income	2,118	457	498
Less: Earnings (loss) attributable to noncontrolling interests	6	0	(6)
Comprehensive income attributable to Motorola Solutions, Inc. common shareholders	$ 2,112	$ 457	$ 504